Condensed consolidating financial information - Condensed Consolidated Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	£ 37,656	£ 4,839	£ 4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,809)	1,760	(849)
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges	(171)	55	(129)
Investments held at fair value	(22)	(10)	5
Net investment hedges	357	(961)	(76)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Total comprehensive income for the year, net of tax	34,528	6,426	3,936
Attributable to:
Owners of the parent	34,361	6,180	3,757
Non-controlling interests	167	246	179
Net investment hedges	357	(961)	(76)
Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,656	4,839	4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,809)	1,760	(849)
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges	(171)	55	(129)
Investments held at fair value	(22)	(10)	5
Net investment hedges	357	(961)	(76)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Total comprehensive income for the year, net of tax	34,528	6,426	3,936
Attributable to:
Owners of the parent	34,361	6,180	3,757
Non-controlling interests	167	246	179
Net investment hedges	357	(961)	(76)
BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,550	4,703	4,418
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	34,422	6,290	3,832
Attributable to:
Owners of the parent	34,422	6,290	3,832
BAT p.l.c., Parent guarantor | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,550	4,703	4,418
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	34,422	6,290	3,832
Attributable to:
Owners of the parent	34,422	6,290	3,832
RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,720
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	3,720
Attributable to:
Owners of the parent	3,720
RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	4,123
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	4,123
Attributable to:
Owners of the parent	4,123
RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,897
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	3,897
Attributable to:
Owners of the parent	3,897
All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	38,023	4,839	4,522
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,809)	1,760	(849)
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges	(171)	55	(129)
Investments held at fair value	(22)	(10)	5
Net investment hedges	357	(961)	(76)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(3,128)	1,587	(586)
Total comprehensive income for the year, net of tax	34,895	6,426	3,936
Attributable to:
Owners of the parent	34,728	6,180	3,757
Non-controlling interests	167	246	179
Net investment hedges	357	(961)	(76)
All other companies, Non-guarantor subsidiaries | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,326	4,189	4,309
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,546)	2,157	(713)
Differences on exchange	(4,007)	2,695	(670)
Cash flow hedges	81	50	(120)
Investments held at fair value	(22)	(10)	5
Net investment hedges	368	(559)	51
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(2,865)	1,984	(450)
Tax on items that may be reclassified	34	(19)	21
Items that will not be reclassified subsequently to profit or loss:	681	(173)	263
Retirement benefit schemes	852	(209)	286
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	(2,865)	1,984	(450)
Total comprehensive income for the year, net of tax	34,461	6,173	3,859
Attributable to:
Owners of the parent	34,294	5,927	3,680
Non-controlling interests	167	246	179
Net investment hedges	368	(559)	51
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(49,657)	(4,703)	(4,418)
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	(46,529)	(6,290)	(3,832)
Attributable to:
Owners of the parent	(46,529)	(6,290)	(3,832)
Eliminations | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(41,861)	(4,703)	(4,418)
Other comprehensive (expense)/income
Total comprehensive income for the year, net of tax	(38,733)	(6,290)	(3,832)
Attributable to:
Owners of the parent	(38,733)	(6,290)	(3,832)
BATCAP, Issuer | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(52)
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(242)
Cash flow hedges	(242)
Total other comprehensive (expense)/income for the year, net of tax	(242)
Total other comprehensive (expense)/income for the year, net of tax	(242)
Total comprehensive income for the year, net of tax	(294)
Attributable to:
Owners of the parent	(294)
BATIF, BATNF, BATHTN and RAI, Subsidiary guarantors | Statement preparation in anticipation of exchange offer
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	4,693	650	213
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(21)	(397)	(136)
Cash flow hedges	(10)	5	(9)
Net investment hedges	(11)	(402)	(127)
Total other comprehensive (expense)/income for the year, net of tax	(21)	(397)	(136)
Total other comprehensive (expense)/income for the year, net of tax	(21)	(397)	(136)
Total comprehensive income for the year, net of tax	4,672	253	77
Attributable to:
Owners of the parent	4,672	253	77
Net investment hedges	(11)	(402)	(127)
Other Reserves
Other comprehensive (expense)/income
Tax on items that may be reclassified	34	(19)	21
Total other comprehensive (expense)/income for the year, net of tax	(3,805)	1,707	(796)
Tax on items that may be reclassified	34	(19)	21
Total other comprehensive (expense)/income for the year, net of tax	(3,805)	1,707	(796)
Total comprehensive income for the year, net of tax	(3,805)	1,707	(796)
Other Reserves | BAT p.l.c., Parent guarantor
Other comprehensive (expense)/income
Share of subsidiaries OCI	681	(173)	263
Other Reserves | BAT p.l.c., Parent guarantor | Statement preparation in anticipation of exchange offer
Other comprehensive (expense)/income
Share of subsidiaries OCI	681	(173)	263
Other Reserves | Eliminations
Other comprehensive (expense)/income
Share of subsidiaries OCI	(681)	173	(263)
Other Reserves | Eliminations | Statement preparation in anticipation of exchange offer
Other comprehensive (expense)/income
Share of subsidiaries OCI	(681)	173	(263)
Retained Earnings
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	37,485	4,648	4,290
Other comprehensive (expense)/income
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	681	(175)	263
Tax on items that will not be reclassified	(171)	36	(23)
Total other comprehensive (expense)/income for the year, net of tax	681	(175)	263
Total comprehensive income for the year, net of tax	38,166	4,473	4,553
Retained Earnings | BAT p.l.c., Parent guarantor
Other comprehensive (expense)/income
Share of subsidiaries OCI	(3,809)	1,760	(849)
Retained Earnings | BAT p.l.c., Parent guarantor | Statement preparation in anticipation of exchange offer
Other comprehensive (expense)/income
Share of subsidiaries OCI	(3,809)	1,760	(849)
Retained Earnings | Eliminations
Other comprehensive (expense)/income
Share of subsidiaries OCI	3,809	(1,760)	849
Retained Earnings | Eliminations | Statement preparation in anticipation of exchange offer
Other comprehensive (expense)/income
Share of subsidiaries OCI	£ 3,809	£ (1,760)	£ 849